Cash equivalents and marketable securities (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) security
Cash and Cash Equivalents [Abstract]
Realized gains on marketable securities	$ 0	$ 0
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		14,130,970
Unrealized Gains		38
Unrealized Losses		(1,285)
Fair Value	$ 0	$ 14,129,723
Number of debt securities held | security		6
Aggregate fair value of securities in an unrealized loss position		$ 8,191,315
Number of debt securities in a significant unrealized loss position | security		0
U.S. government agency securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		$ 8,987,254
Unrealized Gains		38
Unrealized Losses		(1,033)
Fair Value		8,986,259
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		4,440,689
Unrealized Gains		0
Unrealized Losses		0
Fair Value		4,440,689
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		703,027
Unrealized Gains		0
Unrealized Losses		(252)
Fair Value		$ 702,775